Investment Securities (Roll Forward Of Credit Loss Component Recognized In Earnings) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of fiscal year	¥ 30,066	¥ 35,458	¥ 36,591
Initial credit impairments	5,347	8,596	14,087
Subsequent credit impairments	2,982	5,186	6,401
Securities sold or matured	(13,870)	(19,174)	(21,621)
Balance at end of fiscal year	¥ 24,525	¥ 30,066	¥ 35,458